Segment Information (Details) - Schedule of Segment Information - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule of Segment Information [Line Items]
EBITDA		$ 2,720,900	[1]	$ 2,316,108
Depreciation and amortization		375,134		287,702
Operating income		2,345,766		2,028,406
Interest income		45,056		28,689	$ 25,872
Interest expense		(820,262)		(543,321)	(75,818)
Unrealized (loss) gain in valuation of DFI		(32,591)		(43,522)
Changes in fair value of warrants
Foreign exchange loss, net		(106,847)		(83,368)
Income before income taxes		1,431,122		1,386,884	2,562,495
Income taxes		384,384		516,920	814,556
Income for the year		1,046,738		869,964	1,747,939
Net revenue		13,009,507		11,507,549
Divestment in subsidiaries				(21,862)
Total assets		11,088,140		11,332,733
Total liabilities		(9,615,127)		(10,235,453)
Fixed assets additions		125,555		124,608
BWM´s Segment [Member]
Schedule of Segment Information [Line Items]
EBITDA		1,434,501	[1]	1,514,227	2,683,987
Depreciation and amortization		128,450		109,055	82,122
Operating income		1,306,051		1,405,172	2,601,865
Interest income		10,033		10,607	25,872
Interest expense		(941,781)		(546,977)	(75,818)
Unrealized (loss) gain in valuation of DFI		(32,591)		(43,522)	330,315
Changes in fair value of warrants
Foreign exchange loss, net		(110,103)		(81,212)	(319,739)
Income before income taxes		231,609		744,068	2,562,495
Income taxes		140,762		367,166	814,556
Income for the year		90,847		376,902	1,747,939
Net revenue		5,726,608		6,343,344	10,067,683
Divestment in subsidiaries				(21,862)
Total assets		10,194,967		8,958,162	5,185,229
Total liabilities		(8,724,053)		(8,363,605)	(3,985,026)
Fixed assets additions		46,329		77,899	$ 336,310
JAFRA´s Segment [Member]
Schedule of Segment Information [Line Items]
EBITDA		1,286,399	[1]	801,881
Depreciation and amortization		246,684		178,647
Operating income		1,039,715		623,234
Interest income		182,573		32,777
Interest expense		(26,031)		(11,039)
Unrealized (loss) gain in valuation of DFI
Changes in fair value of warrants
Foreign exchange loss, net		3,262		(2,156)
Income before income taxes		1,199,519		642,816
Income taxes		243,622		149,754
Income for the year		955,897		493,062
Net revenue		7,282,899		5,166,545
Divestment in subsidiaries
Total assets		9,345,081		8,154,942
Total liabilities		(2,904,339)		(2,592,037)
Fixed assets additions		79,226		50,201
Eliminations [Member]
Schedule of Segment Information [Line Items]
EBITDA	[2]
Depreciation and amortization	[2]
Operating income	[2]
Interest income	[2]	(147,550)		(14,695)
Interest expense	[2]	147,550		14,695
Unrealized (loss) gain in valuation of DFI	[2]
Changes in fair value of warrants	[2]
Foreign exchange loss, net	[2]	(6)
Income before income taxes	[2]	(6)
Income taxes	[2]
Income for the year	[2]	(6)
Net revenue	[2]			(2,340)
Divestment in subsidiaries	[2]
Total assets	[2]	(8,451,908)		(5,780,371)
Total liabilities	[2]	2,013,265		720,189
Fixed assets additions	[2]			$ (3,492)

[1]	EBITDA is composed of net income, (+) depreciation and amortization, (+) net financing costs, (+) income taxes.
[2]	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.